Investment Objectives and Goals	Jun. 10, 2026
Amana Equity Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Amana Growth ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth, consistent with Islamic principles.
Amana Developing World ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth, consistent with Islamic principles.